Business Combinations - Additional Information (Details)	12 Months Ended
	Mar. 31, 2023 USD ($) Acquisition	Mar. 31, 2021 USD ($) Acquisition
Disclosure Of Business Combinations [Line Items]
Estimated fair value on acquisition	$ 122,000,000	$ 189,000,000
Number of business combinations completed | Acquisition	2	3
Goodwill, not tax deductible		$ 70,000,000
Cash consideration	$ 116,000,000	176,000,000
Contingent consideration on acquisition	6,000,000	13,000,000
Contingent consideration	$ 0
Key input used in determining fair value of contingent consideration discount rate	12.50%
Contingent consideration undiscounted value	$ 7,000,000
Trade receivables acquired	14,000,000	15,000,000
Transaction cost related to the acquisition	$ 1,000,000	$ 2,000,000
Term for shareholder and employee retention bonus payable to employees	3 years
oddity
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests	100.00%
BASE life science A/S
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests	100.00%
GuideVision s.r.o.
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests		100.00%
Kaleidoscope Animations, Inc
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests		100.00%
Blue Acorn iCi Inc
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests		100.00%
Bottom of Range
Disclosure Of Business Combinations [Line Items]
Key input used in determining fair value of contingent consideration discount rate		12.00%
Term for retention payouts payable to employees		1 year
Top of Range
Disclosure Of Business Combinations [Line Items]
Key input used in determining fair value of contingent consideration discount rate		13.50%
Term for retention payouts payable to employees		2 years